Variable Interest Entities - Narrative (Details) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) consortium	Dec. 31, 2025 USD ($) consortium	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Variable Interest Entity [Line Items]
Number of VIE consortiums | consortium	3	3
Upfront license fees	$ 53
Gain on sale of discontinued operations, net of tax		$ 77	$ 0	$ 0
SP Loterias SPE S.A. (“SPL”)
Variable Interest Entity [Line Items]
Ownership percentage	50.00%	50.00%
License agreement term		15 years
Brazil Lottery
Variable Interest Entity [Line Items]
Ownership percentage	50.00%	50.00%
License agreement term		20 years
Rhode Island VLT Company LLC
Variable Interest Entity [Line Items]
Ownership percentage	60.00%	60.00%
Gain on sale of discontinued operations, net of tax		$ 79